Accounts Payable and Accrued Liabilities Disclosure	12 Months Ended
Dec. 31, 2020
Notes
Accounts Payable and Accrued Liabilities Disclosure

6.Accounts Payable and Accrued Liabilities

	2020 $	2019 $

Trade payables	18,698	24,804
GST payable	-	1,479
Accrued liabilities	22,942	19,239
	41,640	45,522

During the year ended December 31, 2020, the Company wrote off $6,233 (2019 - $52,834) of accounts payable due to the Company’s assessment of the extinguishment of the contractual obligation.